John Hancock
Disciplined Value Mid Cap Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 98.1%		$13,828,619,456
(Cost $10,076,725,456)
Communication services 3.3%		472,578,961
Entertainment 1.6%
Activision Blizzard, Inc.	1,570,483	93,318,100
Electronic Arts, Inc. (A)	704,909	75,784,767
NetEase, Inc., ADR	184,632	56,615,556
Interactive media and services 0.2%
Yelp, Inc. (A)	986,198	34,349,276
Media 1.5%
Altice USA, Inc., Class A (A)	2,713,557	74,188,648
Fox Corp., Class A (B)	1,696,295	62,881,656
Liberty Global PLC, Series C (A)	1,427,119	31,104,059
Omnicom Group, Inc. (B)	547,234	44,336,899
Consumer discretionary 7.1%		1,003,789,392
Auto components 0.7%
Gentex Corp.	1,544,162	44,749,815
Lear Corp. (B)	398,125	54,622,750
Hotels, restaurants and leisure 1.9%
International Game Technology PLC (B)	3,004,624	44,979,221
Las Vegas Sands Corp.	1,213,585	83,785,908
Wyndham Destinations, Inc.	1,331,557	68,828,181
Wyndham Hotels & Resorts, Inc.	1,068,881	67,136,416
Household durables 1.8%
Lennar Corp., A Shares	1,332,041	74,314,567
Mohawk Industries, Inc. (A)	692,806	94,484,882
Whirlpool Corp. (B)	582,269	85,902,146
Internet and direct marketing retail 1.3%
eBay, Inc.	3,418,037	123,425,316
Expedia Group, Inc.	593,327	64,162,382
Multiline retail 0.3%
Dollar Tree, Inc. (A)	426,749	40,135,743
Specialty retail 1.1%
AutoZone, Inc. (A)	68,506	81,611,883
Ross Stores, Inc.	649,804	75,650,182
Consumer staples 2.1%		297,148,633
Beverages 0.5%
Coca-Cola European Partners PLC (New York Stock Exchange)	1,275,649	64,905,021
Food products 1.6%
Nomad Foods, Ltd. (A)	4,547,382	101,724,935
Tyson Foods, Inc., Class A	1,433,641	130,518,677
Energy 4.6%		643,321,631
Energy equipment and services 0.5%
Apergy Corp. (A)	1,832,045	61,886,480
Oil, gas and consumable fuels 4.1%
Cimarex Energy Company	954,612	50,107,584
Diamondback Energy, Inc.	902,403	83,797,143
Marathon Oil Corp. (B)	4,014,819	54,521,242
Marathon Petroleum Corp.	2,084,204	125,573,291
Noble Energy, Inc. (B)	5,248,259	130,366,754
2	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	1,463,632	$137,069,137
Financials 21.8%		3,067,751,651
Banks 7.5%
East West Bancorp, Inc.	2,538,767	123,637,953
Fifth Third Bancorp	5,999,685	184,430,317
Huntington Bancshares, Inc. (B)	14,217,908	214,406,053
KeyCorp	8,992,954	182,017,389
Regions Financial Corp.	8,462,529	145,216,998
Truist Financial Corp.	3,531,793	198,910,582
Capital markets 2.8%
Ameriprise Financial, Inc.	1,069,334	178,129,658
Moody's Corp.	274,204	65,098,772
Raymond James Financial, Inc.	578,233	51,728,724
State Street Corp.	756,408	59,831,873
TD Ameritrade Holding Corp.	903,617	44,909,765
Consumer finance 2.4%
Discover Financial Services	2,756,243	233,784,531
SLM Corp.	4,540,566	40,456,443
Synchrony Financial	1,690,546	60,876,561
Insurance 9.1%
Alleghany Corp. (A)	379,790	303,668,690
Aon PLC	941,764	196,160,024
Everest Re Group, Ltd.	222,742	61,663,895
Globe Life, Inc.	727,868	76,608,107
Loews Corp.	1,663,255	87,304,255
Marsh & McLennan Companies, Inc.	699,909	77,976,862
Reinsurance Group of America, Inc.	1,402,803	228,741,057
The Allstate Corp.	629,416	70,777,829
The Progressive Corp.	978,460	70,830,719
The Travelers Companies, Inc.	409,740	56,113,893
W.R. Berkley Corp.	788,288	54,470,701
Health care 9.5%		1,335,889,449
Health care equipment and supplies 1.5%
Boston Scientific Corp. (A)	1,351,169	61,099,862
Zimmer Biomet Holdings, Inc.	970,177	145,216,093
Health care providers and services 5.0%
AmerisourceBergen Corp.	1,192,091	101,351,577
Centene Corp. (A)	1,601,251	100,670,650
DaVita, Inc. (A)	571,379	42,870,566
Humana, Inc. (B)	385,450	141,275,134
Laboratory Corp. of America Holdings (A)	669,914	113,329,351
McKesson Corp.	398,662	55,142,928
Molina Healthcare, Inc. (A)	323,707	43,923,803
Universal Health Services, Inc., Class B	761,252	109,209,212
Health care technology 0.4%
Change Healthcare, Inc. (A)(B)	3,899,440	63,911,822
Life sciences tools and services 2.0%
Avantor, Inc. (A)(B)	2,902,961	52,688,742
ICON PLC (A)	686,153	118,176,131
IQVIA Holdings, Inc. (A)	696,292	107,584,077
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC (A)(B)	532,151	$79,439,501
Industrials 18.6%		2,615,826,252
Aerospace and defense 3.5%
Curtiss-Wright Corp.	584,622	82,367,394
Huntington Ingalls Industries, Inc.	395,215	99,151,539
L3Harris Technologies, Inc.	909,911	180,044,090
Spirit AeroSystems Holdings, Inc., Class A	1,062,742	77,452,637
Textron, Inc.	1,029,156	45,900,358
Air freight and logistics 0.7%
C.H. Robinson Worldwide, Inc.	697,325	54,530,815
Expeditors International of Washington, Inc. (B)	554,742	43,280,971
Airlines 1.1%
Southwest Airlines Company	2,921,710	157,713,906
Building products 1.1%
Masco Corp.	1,343,887	64,493,137
Owens Corning	1,461,840	95,195,021
Commercial services and supplies 0.8%
IAA, Inc. (A)	1,775,488	83,554,465
KAR Auction Services, Inc. (B)	1,147,684	25,008,034
Electrical equipment 2.9%
AMETEK, Inc.	2,015,382	201,014,201
Eaton Corp. PLC	1,232,103	116,704,796
EnerSys	534,141	39,969,771
Hubbell, Inc.	366,168	54,126,954
Machinery 4.7%
Dover Corp.	2,068,614	238,428,450
Ingersoll-Rand PLC	406,634	54,049,791
ITT, Inc.	1,535,944	113,521,621
PACCAR, Inc.	837,502	66,246,408
Parker-Hannifin Corp. (B)	516,907	106,389,799
WABCO Holdings, Inc. (A)	604,790	81,949,045
Professional services 1.0%
ManpowerGroup, Inc.	677,765	65,810,982
Robert Half International, Inc. (B)	1,243,675	78,538,076
Road and rail 1.4%
Kansas City Southern	1,231,457	188,609,954
Trading companies and distributors 1.4%
Air Lease Corp.	1,067,167	50,711,776
HD Supply Holdings, Inc. (A)	2,598,398	104,507,568
WESCO International, Inc. (A)	783,881	46,554,693
Information technology 11.7%		1,643,995,540
Electronic equipment, instruments and components 2.4%
Arrow Electronics, Inc. (A)	757,119	64,158,264
Flex, Ltd. (A)(B)	4,638,929	58,543,284
TE Connectivity, Ltd.	2,299,048	220,340,760
IT services 4.4%
Alliance Data Systems Corp.	430,143	48,262,045
Amdocs, Ltd.	936,920	67,636,255
EVERTEC, Inc.	594,812	20,247,400
Fidelity National Information Services, Inc.	1,380,423	192,003,035
4	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Global Payments, Inc.	456,993	$83,428,642
Leidos Holdings, Inc.	1,259,083	123,251,635
Science Applications International Corp.	1,002,583	87,244,773
Semiconductors and semiconductor equipment 3.2%
KLA Corp.	693,182	123,504,237
Marvell Technology Group, Ltd.	1,964,774	52,184,397
NXP Semiconductors NV	988,634	125,813,563
Qorvo, Inc. (A)	1,262,260	146,712,480
Software 0.7%
CDK Global, Inc.	1,671,489	91,397,019
Technology hardware, storage and peripherals 1.0%
Hewlett Packard Enterprise Company	3,835,889	60,837,200
Western Digital Corp. (B)	649,538	41,226,177
Xerox Holdings Corp.	1,009,069	37,204,374
Materials 4.6%		654,119,927
Chemicals 3.0%
Corteva, Inc.	4,596,779	135,880,787
FMC Corp. (B)	1,533,089	153,032,944
Nutrien, Ltd.	1,877,783	89,964,584
The Mosaic Company	2,174,399	47,053,994
Construction materials 0.4%
Eagle Materials, Inc.	632,728	57,363,120
Containers and packaging 0.7%
Avery Dennison Corp.	372,373	48,713,836
Graphic Packaging Holding Company	3,409,728	56,771,971
Metals and mining 0.5%
Steel Dynamics, Inc.	1,919,468	65,338,691
Real estate 7.3%		1,034,503,545
Equity real estate investment trusts 7.3%
American Homes 4 Rent, Class A	2,986,657	78,280,280
Boston Properties, Inc.	1,497,244	206,410,058
Douglas Emmett, Inc.	2,705,448	118,769,167
Duke Realty Corp.	2,616,346	90,708,716
Equity Residential	2,186,035	176,893,952
Kilroy Realty Corp.	1,169,997	98,162,748
Prologis, Inc.	1,016,570	90,617,050
Regency Centers Corp.	1,998,962	126,114,513
Retail Properties of America, Inc., Class A	3,622,915	48,547,061
Utilities 7.5%		1,059,694,475
Electric utilities 5.7%
Alliant Energy Corp.	855,672	46,822,372
American Electric Power Company, Inc.	777,712	73,501,561
Edison International	1,515,136	114,256,406
Entergy Corp.	1,504,124	180,194,055
Evergy, Inc.	1,362,423	88,680,113
FirstEnergy Corp. (B)	2,373,600	115,356,960
Xcel Energy, Inc.	2,972,605	188,730,691
Independent power and renewable electricity producers 0.5%
Vistra Energy Corp.	3,171,736	72,918,211
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	5

	Shares	Value
Utilities (continued)
Multi-utilities 1.3%
DTE Energy Company	1,380,104	$179,234,106

	Yield (%)	Shares	Value
Short-term investments 2.7%			$385,130,010
(Cost $385,129,631)
Short-term funds 2.7%			385,130,010
John Hancock Collateral Trust (C)	1.7338(D)	12,422,927	124,300,078
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5340(D)	260,829,932	260,829,932

Total investments (Cost $10,461,855,087) 100.8%	$14,213,749,466
Other assets and liabilities, net (0.8%)	(117,055,125)
Total net assets 100.0%	$14,096,694,341

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $121,539,111.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-19.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	12,422,927	$6,143,864	$785,211,471	$(667,045,810)	$(9,765)	$318	$207,652	—	$124,300,078
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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